
                        	SAMPLE STATEMENT
			                                           1717 K Street, NW, Suite 707
                                                                   Washington, DC  20036-5331
                                                                   Telephone (202) 331-8055
                                                                   Fax (202) 331-8190
                                                                   TIN: 52-6220193
                                                                   Participant I.D.: XXXXXX
                                                                   TIN: 52-XXXXXXX
                                                                   Distributions are: Reinvested

        AFL CIO Housing Investment Trust
        1717 K St NW
        Washington, DC  20006



                                                Investment Summary
                                           November 1, 2001 - November 30, 2001
                                                   Transactions

                                                      Market Value Units this   Total      Investment
   Date       Description              Dollar Amount  per Unit     Transaction  Units        Balance
   11/01/01  Beginning Balance       	             $1,134.5588               44,069.9945 $50,000,000.08
   11/30/01  Total Income Distribution   248,215.73
   11/30/01  Income Reinvestment         248,215.73                 222.6498

             Ending Balance                          $1,114.8258               44,292.6443 $49,378,582.62

                                             Monthly Income
                    Ordinary          Operating    Net Ordinary
                    Income	      Expenses	      Income     Capital Gains   Total Distribution
  Per Unit          $5.9857508630  0.3534439822   5.6323068808   0.0000000000         5.6323068808
  Participant Totals  $263,792.00     15,576.27	    248,215.73	         0.00           248,215.73


                                                 Performance


Type of Return	             	1-Month  3-Month Y-T-D 1-Year  3-Year 5-Year  10-Year
Trust Time-Weighted, Gross 	 (1.21%)  1.87%   9.31%  11.07%  7.35%  8.19%   8.26%
Trust Time-Weighted, Net   	 (1.24%)  1.78%   8.94%  10.65%  6.93%  7.76%   7.77%

<F1>
                        Performance returns greater than one year are annualized.

		   All performance figures presented herein are based upon historical
		   results and do not assure future performance. Units may be worth
		   more or less at redemption than at original purchase.

